Exhibit 10.2

FIRST AMENDMENT TO

SALE AND SERVICING AGREEMENT

This First Amendment to Sale and Servicing Agreement, dated as of August 16, 2021 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Consumer USA Inc. (“SC”), as servicer (in such capacity, the “Servicer”).

WHEREAS, Drive Auto Receivables Trust 2017-1, as issuer (the “Issuer”), the Seller, the Servicer, and Wilmington Trust, National Association, as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of June 28, 2017 (as amended, supplemented and modified from time to time, the “Sale and Servicing Agreement”);

WHEREAS, the Seller and the Servicer desire to amend the Sale and Servicing Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of August 16, 2021, the Sale and Servicing Agreement is hereby amended as follows:

(a) Section 3.2(a) is hereby amended by deleting the phrase “(B) in connection with a settlement in the event the Receivable becomes a Defaulted Receivable” where it appears therein and replacing it with the phrase “(B) in connection with a modification, adjustment or settlement in the event the Receivable becomes a Severely Distressed Receivable”.

(b) The following definition of “Severely Distressed Receivable” is added to Appendix A in the appropriate alphabetical order:

““Severely Distressed Receivable” means, as of any date of determination, a Receivable (other than a Repurchased Receivable) (i) that is 60 or more days delinquent or, if less than 60 days delinquent, the related Obligor has experienced a hardship and, in the judgment of the Servicer in accordance with its Customary Servicing Practices, it is reasonably foreseeable that the Obligor will be unable to pay the Principal Balance of, and accrued and unpaid interest and fees on, such Receivable in accordance with its terms, (ii) that is a Defaulted Receivable, (iii) for which the Obligor is the subject of a bankruptcy or other insolvency proceeding, (iv) for which the related Financed Vehicle has been repossessed (or for which the Servicer has initiated repossession proceedings), (v) for which the related Financed Vehicle has been subject to theft or suffered destruction or damage that would be determined to be beyond repair in accordance with Customary Servicing Practices or (vi) for which the maturity date is in less than six months and, in the judgment of the Servicer in accordance with its Customary Servicing Practices, it is reasonably foreseeable that the Obligor will be unable to pay the Principal Balance of, and accrued and unpaid interest and fees on, such Receivable by the maturity date.”

DRIVE 2017-1: Amendment to Sale and Servicing Agreement

SECTION 3. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment shall be valid, binding, and enforceable against a party only when executed by an authorized individual on behalf of the party by means of (i) an electronic signature that complies with the federal Electronic Signatures in Global and National Commerce Act, state enactments of the Uniform Electronic Transactions Act, and/or any other relevant electronic signatures law, in each case to the extent applicable; (ii) an original manual signature; or (iii) a faxed, scanned, or photocopied manual signature. Each electronic signature or faxed, scanned, or photocopied manual signature shall for all purposes have the same validity, legal effect, and admissibility in evidence as an original manual signature. Each party hereto shall be entitled to conclusively rely upon, and shall have no liability with respect to, any electronic signature or faxed, scanned, or photocopied manual signature of any other party and shall have no duty to investigate, confirm or otherwise verify the validity or authenticity thereof. This Amendment may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument. Notwithstanding the foregoing, with respect to any notice provided for in this Amendment or any instrument required or permitted to be delivered hereunder, any party hereto receiving or relying upon such notice or instrument shall be entitled to request execution thereof by original manual signature as a condition to the effectiveness thereof. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

[Signatures follow]

2	DRIVE 2017-1: Amendment to Sale and Servicing Agreement

IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Mark McCastlain
Name: Mark McCastlain
Title: Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Corey Henry
Name: Corey Henry
Title: Vice President

S-1	DRIVE 2017-1: Amendment to Sale and Servicing Agreement